S000012492 [Member] Expense Example - ACTIVE M INTERNATIONAL EQUITY FUND - ACTIVE M INTERNATIONAL EQUITY FUND	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	288
Expense Example, with Redemption, 5 Years	507
Expense Example, with Redemption, 10 Years	$ 1,136